Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current income tax expense	₨ 84,273.5	$ 1,299.6	₨ 68,947.3	₨ 54,954.4
Deferred income tax (benefit) expense	(5,048.6)	(77.9)	(1,410.4)	(352.1)
Interest on income tax refund	0.0	0.0	0.0	(82.4)
Income tax expense	₨ 79,224.9	$ 1,221.7	₨ 67,536.9	₨ 54,519.9